Segment Information (Revenues From External Customers) (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016	[1],[2]	Sep. 30, 2016	[3],[4]	Jun. 30, 2016	[4],[5]	Mar. 31, 2016	[6]	Dec. 31, 2015	[1],[2]	Sep. 30, 2015	[3],[4]	Jun. 30, 2015	[4],[5]	Mar. 31, 2015	[6]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Net sales	$ 903.7		$ 948.9		$ 958.9		$ 938.4		$ 944.6		$ 1,009.1		$ 997.3		$ 966.2		$ 3,749.9	$ 3,917.2	$ 3,782.3
Residential Products
Revenue from External Customer [Line Items]
Net sales																	1,571.4	1,666.1	1,574.2
Industrial Products
Revenue from External Customer [Line Items]
Net sales																	289.4	427.6	492.0
Furniture Products
Revenue from External Customer [Line Items]
Net sales																	989.3	982.7	903.3
Specialized Products:
Revenue from External Customer [Line Items]
Net sales																	899.8	840.8	812.8
Bedding group | Residential Products
Revenue from External Customer [Line Items]
Net sales																	831.8	918.3	833.4
Fabric & Carpet Cushion group | Residential Products
Revenue from External Customer [Line Items]
Net sales																	666.8	675.0	672.3
Machinery group | Residential Products
Revenue from External Customer [Line Items]
Net sales																	72.8	72.8	68.5
Wire group (1) | Industrial Products
Revenue from External Customer [Line Items]
Net sales																	289.4	338.6	397.6
Steel Tubing group (1) | Industrial Products
Revenue from External Customer [Line Items]
Net sales																	0.0	89.0	94.4
Home Furniture group | Furniture Products
Revenue from External Customer [Line Items]
Net sales																	413.3	442.9	431.7
Consumer Products group | Furniture Products
Revenue from External Customer [Line Items]
Net sales																	327.2	305.6	277.3
Work Furniture group | Furniture Products
Revenue from External Customer [Line Items]
Net sales																	248.8	234.2	194.3
Automotive group | Specialized Products:
Revenue from External Customer [Line Items]
Net sales																	695.0	621.9	589.4
Aerospace Products Group | Specialized Products:
Revenue from External Customer [Line Items]
Net sales																	129.7	123.2	123.9
Commercial Vehicle Products group (1) | Specialized Products:
Revenue from External Customer [Line Items]
Net sales																	$ 75.1	$ 95.7	$ 99.5

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246M0Q0RTJCNTUxNEI2NTJCQkFCRjlDODUxRjdFQjg4QTcM}
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QkRGODJFQzJFOTlBNUI4QjkzNDRGRjIzMkIzQTEzMzAM}
[3]	Fourth quarter 2015 Earnings from continuing operations include a $12 charge associated with a lump sum pension buyout and $4 in charges associated with litigation accruals (Note L and Note S)
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QzVDRjVFQTMwMzM4NTY5REE0RDRDN0ZGOUEzM0Y1NEUM}
[5]	Fourth quarter 2016 Earnings from continuing operations include $16 associated with the gain on sale of a business
[6]	Second quarter 2016 Earnings from continuing operations include a gain of $7 associated with litigation accruals (Note S); $11 gain associated with the sale of a business; and a $4 charge from CVP impairment (Note C)